FEDERATED UTILITY FUND, INC.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES

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SUPPLEMENT TO PROSPECTUSES DATED APRIL 30, 2000

On page 17 of the prospectus under the section entitled "The Fund's Portfolio Managers Are" please delete the biographical information of Steven J. Lehman and Linda A. Duessel and add the following as the as the first, second and third paragraphs:

JOHN L. NICHOL

John L. Nichol has been the Fund's Portfolio Manager since December 2000. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in finance and management and information science from the Ohio State University.

ADRIAN G. DAVIES

Adrian G. Davies has been the Fund's portfolio manager since December 2000. Mr. Davies joined Federated in August 1999 as an Investment Analyst and was named a Senior Investment Analyst/Portfolio Manager in August 2000. Mr. Davies was an Investment Analyst/Manager with Shenyin Wanguo Securities (H.K.) Ltd. from 1994 through 1997. Mr. Davies is a Chartered Financial Analyst. He completed his M.B.A. at the University of Virginia in May 1999. Mr. Davies has a B.A. from the University of California at Berkeley.

RICHARD WINKOWSKI

Richard Winkowski is a portfolio manager for foreign securities and has been the Fund's Portfolio Manager since December 2000. Mr Winkowski joined Federated as a Senior Investment Analyst in April 1998. He became an Assistant Vice President of the Fund's Adviser in July 1999 and became a Vice President of the Fund's Adviser in July 2000. He served as a Senior Research Analyst with Union Bank of Switzerland from October 1997 through March 1998. He was employed with American Express Financial Corp. as a Statistical Analyst from 1994 through January 1995 and then as a Portfolio Manager Assistant until September 1997. Mr. Winkowski earned his B.A. from the University of Wisconsin.

Richard J. Lazarchic remains as a Portfolio Manager of the Fund's foreign securities.

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26052 (12/00)
                                                      December 20, 2000